Employee Benefit Expenses - Summary of Employee Benefit Expenses (Detail) ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Classes of employee benefits expense [abstract]
Salaries and wages	¥ 35,498		¥ 32,155	¥ 27,178
Contributions to defined contribution pension schemes	6,823		5,550	5,236
Contributions to medical insurance	2,241		2,010	1,889
Contributions to housing fund	2,944		2,722	2,569
Other housing benefits	23		34	35
Share-based compensation	614
Employee benefit expenses	¥ 48,143	$ 7,002	¥ 42,471	¥ 36,907